JOHN HANCOCK COLLATERAL TRUST

200 Berkeley Street

Boston, Massachusetts 02116

April 26, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE: John Hancock Collateral Trust (the “Trust”)
File No. 811-23027

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), is Amendment No. 9 to the Trust’s Registration Statement on Form N-1A under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Section 8(b) under the 1940 Act.

If you have any questions or comments, please call me at 617-572-0420.

Sincerely,

/s/ Harsha Pulluru
Harsha Pulluru
Assistant Secretary of the Trust